Provision (Benefit) for Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provision For Income Taxes [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount				$ 8
Proceeds from Income Tax Refunds				21
Income Taxes Paid			$ (39)		$ (8)
Deferred Tax Assets, Valuation Allowance			195	151
Deferred Other Tax Expense (Benefit)	$ 14		(12)	15	$ 8
Deferred Tax Assets, Capital Loss Carryforwards			$ 46
Capital Loss Carryforwards, Expiration Date			2020
Operating Loss Carryforwards, Limitations on Use			0.5
Income Tax Examination, Penalties and Interest Accrued			$ 1
Unrecognized Tax Benefits			8
Deferred Tax Assets, Tax Credit Carryforwards, Other			$ 7
Uncertain tax position expiration period			12 months
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			35.00%
IncomeTaxReconciliationChangeInStatutoryTaxRate			$ 97
Income tax Reconciliation Change in Statutory tax rate Related to Equity compensation			(5)
Domestic Tax Authority [Member]
Provision For Income Taxes [Line Items]
Operating Loss Carryforwards			$ 2,132
Capital Loss Carryforwards, Expiration Date			2032
State and Local Jurisdiction [Member]
Provision For Income Taxes [Line Items]
Operating Loss Carryforwards			$ 3,800	$ 3,100
Capital Loss Carryforwards, Expiration Date			2029
Percentage Deferred Tax Assets Operating Loss Carryforwards State That Expire			99.00%
RKI [Member] | Domestic Tax Authority [Member]
Provision For Income Taxes [Line Items]
Operating Loss Carryforwards			$ 353
Maximum
Provision For Income Taxes [Line Items]
Operating Loss Carryforwards, Limitations on Use			P3Y
Subsequent Event [Member]
Provision For Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%